RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Repaid to related parties		$ 4,794,940
Repaid to related parties includes reorganization consideration		1,136,112
Repayments of interest-free loan to related parties		3,658,828
Remaining reorganization consideration		301,534
Additional consideration paid for reorganization		$ 1,437,646